13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
@rhj7oac
028-4000

06/30/2004

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     July 29, 2004

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:   $51315


FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AIR PRODCOM     009158106    1002   19100SH       Sole                     19100
ALTRIA GCOM     02209S103    1572   31400SH       Sole                     31400
AMERICANCOM     026874107    1917   26900SH       Sole                     26900
AT&T CORCOM     001957505     468   32000SH       Sole                     32000
BANK OF COM     060505104     787    9300SH       Sole                      9300
BLACK & COM     091797100     721   11600SH       Sole                     11600
BRISTOL-COM     110122108     723   29500SH       Sole                     29500
CAPITAL COM     14040H105     786   11500SH       Sole                     11500
CENDANT COM     151313103     539   22000SH       Sole                     22000
CITIGROUCOM     172967101    2004   43100SH       Sole                     43100
COMCAST COM     20030N200     511   18500SH       Sole                     18500
CONAGRA COM     205887102     542   20000SH       Sole                     20000
CONOCOPHCOM     20825C104    1495   19600SH       Sole                     19600
CVS CORPCOM     126650100     613   14600SH       Sole                     14600
DOMINIONCOM     25746U109    1028   16300SH       Sole                     16300
DOW CHEMCOM     260543103     810   19900SH       Sole                     19900
DTE ENERCOM     233331107     645   15900SH       Sole                     15900
EXELON CCOM     30161N101     752   22600SH       Sole                     22600
EXXON MOCOM     30231G102    2034   45800SH       Sole                     45800
FANNIE MCOM     313586109     999   14000SH       Sole                     14000
FREDDIE COM     313400301    1127   17800SH       Sole                     17800
GENERAL COM     369604103     525   16200SH       Sole                     16200
GOLDMAN COM     38141G104     537    5700SH       Sole                      5700
HARTFORDCOM     416515104    1196   17400SH       Sole                     17400
HCA INC COM     404119109     757   18200SH       Sole                     18200
HEWLETT-COM     428236103     833   39500SH       Sole                     39500
HOME DEPCOM     437076102     810   23000SH       Sole                     23000
HONEYWELCOM     438516106     549   15000SH       Sole                     15000
INGERSOLCOM     G4776G101    1059   15500SH       Sole                     15500
INT'L BUCOM     459200101    1216   13800SH       Sole                     13800
JOHNSON COM     478160104    1315   23600SH       Sole                     23600
KERR-MCGCOM     492386107    1436   26700SH       Sole                     26700
LOCKHEEDCOM     539830109     781   15000SH       Sole                     15000
MBIA INCCOM     55262C100    1491   26100SH       Sole                     26100
MCDONALDCOM     580135101    1144   44000SH       Sole                     44000
MERCK & COM     589331107     575   12100SH       Sole                     12100
MORGAN SCOM     617446448     850   16100SH       Sole                     16100
MOTOROLACOM     620076109     686   37600SH       Sole                     37600
NOKIA COCOM     654902204     779   53600SH       Sole                     53600
NORTHROPCOM     666807102     870   16200SH       Sole                     16200
OCCIDENTCOM     674599105    1627   33600SH       Sole                     33600
PFIZER ICOM     717081103    1570   45800SH       Sole                     45800
PITNEY BCOM     724479100    1053   23800SH       Sole                     23800
PROCTER COM     742718109    1034   19000SH       Sole                     19000
RAYTHEONCOM     755111507     612   17100SH       Sole                     17100
TEXAS INCOM     882508104     933   38600SH       Sole                     38600
THE ST. COM     792860108    1609   39700SH       Sole                     39700
UNION PACOM     907818108     523    8800SH       Sole                      8800
UNITED TCOM     913017109    1317   14400SH       Sole                     14400
VERIZON COM     92343v104    1042   28800SH       Sole                     28800
VIACOM ICOM     925524308     761   21300SH       Sole                     21300
WASHINGTCOM     939322103     750   19400SH       Sole                     19400